Financial risk management and financial instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 867	€ 756
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	867	756
Cash equivalents	1,836	1,970
Cash at bank and on hand	647	774
Liquidity position	€ 3,350	€ 3,500